Business Combination (Details) - USD ($)				12 Months Ended
	Dec. 10, 2024	Nov. 30, 2024	Apr. 15, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Business Combination [Line Items]
Net loss	$ 470,107			$ (75,000,000)
Goodwill impairment charge				41,366,680
Impairment loss				$ 38,430,317
Tianjin Wangyi Cloud Technology Co., Ltd [Member]
Business Combination [Line Items]
Equity interests rate	50.00%	50.00%	50.00%	50.00%
Cash consideration			$ 75,000,000
Acquiree consideration value		$ 75,000,000		$ 75,000,000
Total consideration	$ 150,000,000
Goodwill impairment charge				$ 41,400,000
Tianjin Wangyi’s Strategy [Member]
Business Combination [Line Items]
Equity interests rate			50.00%
Tianjin Wangyi [Member]
Business Combination [Line Items]
Equity interests rate	100.00%